INCOME FUND

Class	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Ticker Symbol(s)	CMPIX	CNMCX	PIOJX	PIOIX	PIOMX	PIONX	PIOOX	PIOPX	PIOQX	PICNX
Principal Funds, Inc. Summary Prospectus March 1, 2019 as amended July 12, 2019, August 5, 2019, September 16, 2019, and October 17, 2019
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
The Statutory Prospectus dated March 1, 2019 and the Statement of Additional Information dated March 1, 2019 (each as supplemented) are incorporated by reference into this Summary Prospectus.
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

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Effective on or about December 31, 2019, delete references to Income Fund and replace with Core Fixed Income Fund.

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 406 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.15%	0.19%	0.14%	0.11%	0.53%	0.45%	0.32%	0.28%	0.26%	—%
Total Annual Fund Operating Expenses	0.88%	1.67%	0.77%	0.59%	1.36%	1.23%	1.05%	0.86%	0.74%	0.48%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.01)%	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.67%	0.77%	0.58%	1.36%	1.23%	1.05%	0.86%	0.74%	0.48%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.58% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 29, 2020; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$313	$499	$702	$1,285
Class C	270	526	907	1,976
Class J	179	246	428	954
Institutional Class	59	188	328	737
Class R-1	138	431	745	1,635
Class R-2	125	390	676	1,489
Class R-3	107	334	579	1,283
Class R-4	88	274	477	1,061
Class R-5	76	237	411	918
Class R-6	49	154	269	604
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$170	$526	$907	$1,976
Class J	79	246	428	954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +-25% of the duration of the Bloomberg Barclays US Aggregate Bond Index.
During the fiscal year ended October 31, 2018, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

37.28% in securities rated Aaa	26.84% in securities rated Baa	1.64% in securities rated Caa	0.00% in securities rated D
4.57% in securities rated Aa	2.67% in securities rated Ba	0.06% in securities rated Ca	0.98% in securities not rated
20.99% in securities rated A	4.97% in securities rated B	0.00% in securities rated C

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Effective on or about December 31, 2019, under Principal Investment Strategies, delete the first paragraph and replace with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund typically invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +-25% of the duration of the Bloomberg Barclays US Aggregate Bond Index. Under normal market conditions, the Fund limits its investments in bonds that are rated below investment grade by S&P and/or Moody’s (sometimes called “high yield bonds” or “junk bonds”) to no more than 5% of the Fund’s assets.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

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Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (September 30, 2009), Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010), and Class R-6 shares (November 25, 2014), the performance shown in the table for these newer classes is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, if not applicable to the newer class). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(2.56)%

Average Annual Total Returns
For the periods ended December 31, 2018	1 Year	5 Years	10 Years
Class A Return Before Taxes	(2.50)%	2.02%	5.20%
Class A Return After Taxes on Distributions	(3.70)%	0.67%	3.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.44)%	0.94%	3.40%
Class C Return Before Taxes	(2.11)%	1.65%	4.63%
Class J Return Before Taxes	(1.09)%	2.56%	5.40%
Institutional Class Return Before Taxes	(0.06)%	2.84%	5.83%
Class R-1 Return Before Taxes	(0.73)%	2.00%	4.94%
Class R-2 Return Before Taxes	(0.60)%	2.13%	5.08%
Class R-3 Return Before Taxes	(0.53)%	2.29%	5.27%
Class R-4 Return Before Taxes	(0.24)%	2.50%	5.47%
Class R-5 Return Before Taxes	(0.12)%	2.61%	5.56%
Class R-6 Return Before Taxes	0.14%	2.79%	5.60%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	John R. Friedl (since 2005), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager

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Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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